MARKET RISK BENEFITS - Reconciles Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Direct Asset	$ (490)	$ (318)
Liability for market risk benefits	15,766	21,688
Legacy And Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(490)	(318)
Liability for market risk benefits	15,766	21,687
Net Direct MRB	15,276	21,369
Purchased MRB	(10,423)	(14,074)
Net amount at risk	4,853	7,295
GMxB Legacy
Market Risk Benefit [Line Items]
Net amount at risk	22,631	15,901
GMxB Legacy | Legacy
Market Risk Benefit [Line Items]
Direct Asset	(51)	(47)
Liability for market risk benefits	14,749	20,282
Net Direct MRB	14,699	20,235
Purchased MRB	(10,412)	(14,058)
Net amount at risk	4,287	6,177
GMxB Core
Market Risk Benefit [Line Items]
Net amount at risk	3,530	1,115
GMxB Core | Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(387)	(237)
Liability for market risk benefits	917	1,298
Net Direct MRB	530	1,061
Purchased MRB	0	0
Net amount at risk	530	1,061
Other | Individual Retirement
Market Risk Benefit [Line Items]
Direct Asset	(52)	(34)
Liability for market risk benefits	100	107
Net Direct MRB	47	73
Purchased MRB	(11)	(16)
Net amount at risk	$ 36	$ 57